Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000209770 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000209770 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1]
C000209770 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
C000209770 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000209770 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
C000209770 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000209770 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000209770 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[1]
C000209771 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000209771 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[2]
C000209771 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[2]
C000209771 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[2]
C000209771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
C000209771 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000209771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000209771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[2]
C000209768 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000209768 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[3]
C000209768 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[3]
C000209768 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000209768 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[3]
C000209768 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000209768 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000209768 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[3]
C000209769 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000209769 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[4]
C000209769 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[4]
C000209769 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000209769 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4]
C000209769 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000209769 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000209769 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[4]
C000060269 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000060269 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[5]
C000060269 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000060269 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000060269 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000060269 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[5]
C000060269 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000060269 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000060269 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000060271 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000060271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[6]
C000060271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000060271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000060271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000060271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[6]
C000060271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000060271 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000060271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000060272 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000060272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[7]
C000060272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000060272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000060272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
C000060272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[7]
C000060272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000060272 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000060272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000148845 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000148845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[8]
C000148845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000148845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000148845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[8]
C000148845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[8]
C000148845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000148845 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000148845 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000060291 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000060291 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[9]
C000060291 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[9]
C000060291 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000060291 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[9]
C000060291 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000060291 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000060291 [Member] | All Other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[9]
C000060291 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[9]
C000060291 [Member] | All Other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000060291 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
C000060291 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000060291 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000060291 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[9]
C000060291 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000060291 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%	[9]
C000060293 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[10]
C000060293 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[10]
C000060293 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000060293 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[10]
C000060293 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000060293 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000060293 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[10]
C000060293 [Member] | All Other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[10]
C000060293 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[10]
C000060293 [Member] | All Other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000060293 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[10]
C000060293 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000060293 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[10]
C000060293 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000060293 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000060293 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%	[10]
C000211088 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
C000211088 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[11]
C000211088 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[11]
C000211088 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[11]
C000211088 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[11]
C000211088 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000211088 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000211088 [Member] | All Other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[11]
C000211088 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[11]
C000211088 [Member] | All Other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000211088 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000211088 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000211088 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000211088 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[11]
C000211088 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000211088 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%	[11]
C000224195 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]
C000224195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[12]
C000224195 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[12]
C000224195 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000224195 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[12]
C000224195 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000224195 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[12]
C000224195 [Member] | All Other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[12]
C000224195 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[12]
C000224195 [Member] | All Other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[12]
C000224195 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000224195 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000224195 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[12]
C000224195 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[12]
C000224195 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[12]
C000224195 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%	[12]
C000003700 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
C000003700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[13]
C000003700 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000003700 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[13]
C000003700 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[13]
C000003700 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000003700 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[13]
C000003700 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[13]
C000003700 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[13]
C000003701 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[14]
C000003701 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[14]
C000003701 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000003701 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[14]
C000003701 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[14]
C000003701 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000003701 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[14]
C000003701 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[14]
C000003701 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[14]
C000067139 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[15]
C000067139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[15]
C000067139 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[15]
C000067139 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[15]
C000067139 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[15]
C000067139 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[15]
C000067139 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000067139 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[15]
C000067139 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[15]
C000215020 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[16]
C000215020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[16]
C000215020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[16]
C000215020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[16]
C000215020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[16]
C000215020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[16]
C000215020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[16]
C000215020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[16]
C000215020 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[16]
C000060273 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[17]
C000060273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[17]
C000060273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[17]
C000060273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[17]
C000060273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[17]
C000060273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[17]
C000060273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[17]
C000060273 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[17]
C000060273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000060275 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[18]
C000060275 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[18]
C000060275 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[18]
C000060275 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[18]
C000060275 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[18]
C000060275 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[18]
C000060275 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[18]
C000060275 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[18]
C000060275 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000060276 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[19]
C000060276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[19]
C000060276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[19]
C000060276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[19]
C000060276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[19]
C000060276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[19]
C000060276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[19]
C000060276 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000060276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000199781 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[20]
C000199781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[20]
C000199781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[20]
C000199781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[20]
C000199781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[20]
C000199781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[20]
C000199781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[20]
C000199781 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[20]
C000199781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[20]
C000077895 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[21]
C000077895 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[21]
C000077895 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[21]
C000077895 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[21]
C000077895 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[21]
C000077895 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[21]
C000077895 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21]
C000077896 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[22]
C000077896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[22]
C000077896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[22]
C000077896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[22]
C000077896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[22]
C000077896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[22]
C000077896 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[22]
C000077897 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[23]
C000077897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[23]
C000077897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[23]
C000077897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[23]
C000077897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[23]
C000077897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[23]
C000077897 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[23]
C000199784 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[24]
C000199784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[24]
C000199784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[24]
C000199784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[24]
C000199784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[24]
C000199784 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[24]
C000199784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[24]
C000223339 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[25]
C000223339 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[25]
C000223339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[25]
C000223339 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[25]
C000223339 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[25]
C000223339 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[25]
C000223339 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[25]
C000223339 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[25]
C000223339 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[25]
C000223336 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[17],[26]
C000223336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[17],[26]
C000223336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[17],[26]
C000223336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[17],[26]
C000223336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17],[26]
C000223336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17],[26]
C000223336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[17],[26]
C000223336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[17],[26]
C000223336 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17],[26]
C000223337 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[27]
C000223337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[27]
C000223337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[27]
C000223337 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[27]
C000223337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[27]
C000223337 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27]
C000223337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[27]
C000223337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[27]
C000223337 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[27]
C000223338 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[28]
C000223338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[28]
C000223338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[28]
C000223338 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[28]
C000223338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[28]
C000223338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[28]
C000223338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[28]
C000223338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[28]
C000223338 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[28]
C000060263 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[29]
C000060263 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[29]
C000060263 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[29]
C000060263 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[29]
C000060263 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[29]
C000060263 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[29]
C000060263 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[29]
C000060263 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[29]
C000060264 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[30]
C000060264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[30]
C000060264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000060264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[30]
C000060264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[30]
C000060264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[30]
C000060264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[30]
C000060264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[30]
C000060265 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[31]
C000060265 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[31]
C000060265 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[31]
C000060265 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[31]
C000060265 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[31]
C000060265 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[31]
C000060265 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[31]
C000060265 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[31]
C000199780 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[32]
C000199780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[32]
C000199780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[32]
C000199780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[32]
C000199780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[32]
C000199780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[32]
C000199780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[32]
C000199780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[32]
C000060285 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[33]
C000060285 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[33]
C000060285 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[33]
C000060285 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[33]
C000060285 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[33]
C000060285 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[33]
C000060285 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[33]
C000060285 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[33]
C000060285 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[33]
C000060287 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[34]
C000060287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[34]
C000060287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[34]
C000060287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[34]
C000060287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[34]
C000060287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[34]
C000060287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[34]
C000060287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[34]
C000060287 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[34]
C000060288 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[35]
C000060288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[35]
C000060288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[35]
C000060288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[35]
C000060288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[35]
C000060288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[35]
C000060288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[35]
C000060288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[35]
C000060288 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[35]
C000199782 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[36]
C000199782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[36]
C000199782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[36]
C000199782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[36]
C000199782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[36]
C000199782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[36]
C000199782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[36]
C000199782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[36]
C000199782 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[36]
C000060298 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[37]
C000060298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[37]
C000060298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[37]
C000060298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[37]
C000060298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[37]
C000060298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[37]
C000060298 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[37]
C000060298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[37]
C000060298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[37]
C000060299 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[38]
C000060299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[38]
C000060299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000060299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[38]
C000060299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[38]
C000060299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[38]
C000060299 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000060299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[38]
C000060299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000060300 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[39]
C000060300 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[39]
C000060300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000060300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[39]
C000060300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[39]
C000060300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[39]
C000060300 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000060300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[39]
C000060300 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000176670 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[40]
C000176670 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[40]
C000176670 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000176670 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[40]
C000176670 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[40]
C000176670 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[40]
C000176670 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[40]
C000176670 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[40]
C000176670 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000060294 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[41]
C000060294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[41]
C000060294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[41]
C000060294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[41]
C000060294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[41]
C000060294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[41]
C000060294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[41]
C000060294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[41]
C000060294 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[41]
C000060296 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[42]
C000060296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[42]
C000060296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[42]
C000060296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[42]
C000060296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[42]
C000060296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[42]
C000060296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[42]
C000060296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[42]
C000060296 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[42]
C000060297 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[43]
C000060297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[43]
C000060297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[43]
C000060297 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[43]
C000060297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[43]
C000060297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[43]
C000060297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[43]
C000060297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[43]
C000060297 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[43]
C000199783 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[44]
C000199783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[44]
C000199783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[44]
C000199783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[44]
C000199783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[44]
C000199783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[44]
C000199783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[44]
C000199783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[44]
C000199783 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[44]
C000199118 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[45]
C000199118 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[45]
C000199118 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[45]
C000199118 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[45]
C000199118 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[45]
C000199118 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[45]
C000199118 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[45]
C000199118 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[45]
C000199118 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[45]
C000199119 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[46]
C000199119 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[46]
C000199119 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[46]
C000199119 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[46]
C000199119 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[46]
C000199119 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[46]
C000199119 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[46]
C000199119 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[46]
C000199119 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[46]
C000199120 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[47]
C000199120 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[47]
C000199120 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[47]
C000199120 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[47]
C000199120 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[47]
C000199120 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[47]
C000199120 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[47]
C000199120 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[47]
C000199120 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[47]
C000199121 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[48]
C000199121 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[48]
C000199121 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[48]
C000199121 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[48]
C000199121 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[48]
C000199121 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[48]
C000199121 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[48]
C000199121 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[48]
C000199121 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[48]
C000229070 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[49]
C000229070 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[49]
C000229070 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[49]
C000229070 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[49]
C000229070 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[49]
C000229070 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[49]
C000229070 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[49]
C000229070 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[49]
C000229070 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[49]
C000229071 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[50]
C000229071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[50]
C000229071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[50]
C000229071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[50]
C000229071 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[50]
C000229071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[50]
C000229071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[50]
C000229071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[50]
C000229071 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[50]
C000229072 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[51]
C000229072 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[51]
C000229072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[51]
C000229072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[51]
C000229072 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[51]
C000229072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[51]
C000229072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[51]
C000229072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[51]
C000229072 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[51]
C000229069 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[52]
C000229069 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[52]
C000229069 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[52]
C000229069 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[52]
C000229069 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[52]
C000229069 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[52]
C000229069 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[52]
C000229069 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[52]
C000229069 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[52]

[1]	Percentage of total investments as of September 30, 2024.
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[30]	Percentage of total investments as of September 30, 2024.
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[34]	Percentage of total investments as of September 30, 2024.
[35]	Percentage of total investments as of September 30, 2024.
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[38]	Percentage of total investments as of September 30, 2024.
[39]	Percentage of total investments as of September 30, 2024.
[40]	Percentage of total investments as of September 30, 2024.
[41]	Percentage of total investments as of September 30, 2024.
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[44]	Percentage of total investments as of September 30, 2024.
[45]	Percentage of total investments as of September 30, 2024.
[46]	Percentage of total investments as of September 30, 2024.
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[48]	Percentage of total investments as of September 30, 2024.
[49]	Percentage of total investments as of September 30, 2024.
[50]	Percentage of total investments as of September 30, 2024.
[51]	Percentage of total investments as of September 30, 2024.
[52]	Percentage of total investments as of September 30, 2024.